Commitments and contingencies (Details Textual) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 31, 2014	Sep. 30, 2014	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Contract Revenue Cost					$ 315	$ 0	$ 38,570
Indemnification Under the Omnibus Agreement					2,100	7,700
Accrued Income Taxes, Noncurrent			$ 2,228		2,228	0
Construction Contracts [Member]
Product Warranty Expense					1,000	1,000
PGN [Member]
Contract Revenue Cost					7,100
Indemnification Under the Omnibus Agreement	$ 6,700	$ 6,500
PGN FSRU Lampung [Member]
Indemnification Under the Omnibus Agreement					2,100	7,700
Indemnification Under Technical Issues			300
Egypt Co [Member]
Indemnification Under Technical Issues			100		1,300
Other General Expense			$ 100
Höegh LNG [Member]
Indemnification Under the Omnibus Agreement				$ 300
Indemnification Under Omnibus Agreement Amount Paid					2,400	$ 6,600
Indemnification Under Technical Issues					$ 1,400
Additional Indemnification Under Omnibus Agreement							$ 2,000
Hoegh LNG Colombia Holding Ltd [Member]
Percentage of Partnership Interest			51.00%		51.00%